UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim American Century Growth Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

Equity indices finished a volatile period almost exactly where they had begun, delivering nearly flat returns for the period. During the course of the reporting period, markets struggled with challenges ranging from the aftermath of an earthquake and tsunami in Japan to a weak global economic recovery, ongoing sovereign debt concerns in Europe, and a U.S. Treasury debt downgrade. Despite concerns about weak macroeconomic conditions, we continued to see positive business fundamentals at the individual company level. The high degree of correlation across the market meant a difficult period for active managers, whose business is based on being able to identify and exploit differences in individual issues. For the year of 2011, the market made little distinction between individual names. In that sort of environment, companies that enjoyed solid business fundamentals weren’t rewarded, while companies that disappointed were disproportionately punished. As a result, it was very difficult to add value through fundamental stock selection.

From its June inception through December 31, 2011, the Maxim American Century Growth Portfolio (Initial Class shares) declined 1.34%, lagging the performance of its benchmark, the Russell 1000 Growth Index, which returned 0.80%.

In terms of the Portfolio’s absolute returns, the consumer staples sector contributed the most to returns; materials shares detracted most. Relative to the benchmark, stock selection meant the information technology, materials, and consumer discretionary sectors detracted most relative to the benchmark. Positioning in the industrials and telecommunications segments contributed most to relative performance.

In the technology sector, storage hardware provider NetApp detracted meaningfully from relative results. The company reported solid results but lowered its outlook because of a slowdown in one of its business units. Another key individual detractor was communication chip maker Broadcom. The company underperformed as investors worried about a potential slowdown in iPad sales because Broadcom’s chips are an important part of the Apple supply chain. Elsewhere in the information technology sector, an underweight allocation to the communications equipment group trimmed results.

The economically sensitive materials sector underperformed. In the sector, positions in the chemicals industry group resulted in underperformance relative to benchmark returns. An overweight position in Rockwood Holdings, in particular, hurt performance as investors became increasingly concerned about future earnings growth in the midst of a sluggish global economy.

In the consumer discretionary space, automotive safety systems manufacturer Autoliv was the leading detractor for the reporting period. Uncertainty weighed on the stock as a result of an EU investigation relating to price fixing. Stock decisions in the internet and catalog retail and household durables industry groups also trimmed relative results.

In the industrials sector, an overweight position in railroad Union Pacific was a leading contributor for the reporting period. The company benefited from rising rail transportation volumes and hauling larger amounts of crude oil by freight from new shale fields around the U.S.

In the telecommunications sector, the leading contributor to relative results was a stake in cellular tower operator Crown Castle International. The company continues to benefit from a long-running trend toward the build-out of data networks for mobile phones.

Outside of those sectors, an overweight position in MasterCard was the largest individual contributor for the year. The company reported better-than-expected margins and earnings, and benefited from resolution of uncertainty around interchange fees on debit transactions.

The Portfolio seeks long-term capital appreciation for investors who can tolerate short-term share price fluctuations. The management team pursues its objective by continuing to remain fully invested in large companies that are exhibiting sustainable improvement in their businesses. It is their belief that owning such companies will generate outperformance over time versus the Russell 1000 Growth Index and the other funds in the large-growth peer group.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Russell Midcap Index
	10,000.00	10,000.00
2011*	9,866.00	10,080.00

*For the period from June 16, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2011

Since Inception*
Initial Class	-1.34%

*Since inception on June 16, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2011

Sector	% of Portfolio Investments
Basic Materials	3.83%
Communications	10.18%
Consumer, Cyclical	14.21%
Consumer, Non-cyclical	22.08%
Energy	11.59%
Exchange Traded Funds	0.72%
Financial	3.02%
Industrial	12.78%
Short Term Investments	0.74%
Technology	20.85%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 – 12/31/11)

Actual	$1,000.00	$945.00	$4.96

Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.00% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

COMMON STOCK
Basic Materials — 3.82%
50,110	Cliffs Natural Resources Inc	$	3,124,358
69,682	EI du Pont de Nemours & Co		3,190,042
88,350	Freeport-McMoRan Copper & Gold Inc		3,250,396
52,777	Monsanto Co		3,698,084
56,975	Rockwood Holdings Inc (a)		2,243,106
			15,505,986

Communications — 10.13%
30,662	Amazon.com Inc (a)		5,307,592
80,866	CBS Corp Class B		2,194,703
275,806	Cisco Systems Inc		4,986,573
105,000	Crown Castle International Corp (a)		4,704,000
85,969	DIRECTV Class A (a)		3,676,034
24,890	F5 Networks Inc (a)		2,641,327
19,741	Google Inc Class A (a)		12,750,712
57,320	Polycom Inc (a)		934,316
59,487	Viacom Inc Class B		2,701,305
108,160	Windstream Corp		1,269,798
			41,166,360

Consumer, Cyclical — 14.15%
45,631	Autoliv Inc		2,440,802
59,902	BorgWarner Inc (a)		3,818,153
5,428	Chipotle Mexican Grill Inc (a)		1,833,253
50,415	Coach Inc		3,077,332
52,287	Costco Wholesale Corp		4,356,553
55,120	CVS Caremark Corp		2,247,794
58,821	Dollar General Corp (a)		2,419,896
70,308	Harley-Davidson Inc		2,732,872
105,092	Home Depot Inc		4,418,068
38,293	Ltd Brands Inc		1,545,123
14,383	Lululemon Athletica Inc (a)		671,111
114,273	Macy’s Inc		3,677,305
73,629	McDonald’s Corp		7,387,198
32,449	O’Reilly Automotive Inc (a)		2,594,297
130,035	Starbucks Corp		5,982,910
75,223	Starwood Hotels & Resorts Worldwide Inc		3,608,447
36,113	Tempur-Pedic International Inc (a)		1,897,016
15,416	Tractor Supply Co		1,081,432
61,583	Urban Outfitters Inc (a)		1,697,227
			57,486,789

Consumer, Non-cyclical — 21.98%
116,624	Abbott Laboratories		6,557,767
28,247	Alexion Pharmaceuticals Inc (a)		2,019,660
42,063	Allergan Inc		3,690,608
2	Amgen Inc		128
6,033	Boston Beer Co Inc Class A (a)		654,942
22,352	Church & Dwight Co Inc		1,022,828
139,182	Coca-Cola Co		9,738,565
47,768	Colgate-Palmolive Co		4,413,285
15,480	Cooper Cos Inc		1,091,650
78,494	Covidien PLC		3,533,015

Shares			Value

Consumer, Non-cyclical — (continued)
42,403	DENTSPLY International Inc	$	1,483,681
24,464	Edwards Lifesciences Corp (a)		1,729,605
34,176	Estee Lauder Cos Inc Class A		3,838,648
107,472	Express Scripts Inc (a)		4,802,924
68,702	Gilead Sciences Inc (a)		2,811,973
10,764	Hansen Natural Corp (a)		991,795
39,927	Hershey Co		2,466,690
34,037	Hill-Rom Holdings Inc		1,146,707
14,597	IDEXX Laboratories Inc (a)		1,123,385
50,596	Illumina Inc (a)		1,542,166
4,355	Intuitive Surgical Inc (a)		2,016,409
35,667	Johnson & Johnson		2,339,042
33,839	Kellogg Co		1,711,238
12,047	Mastercard Inc Class A		4,491,363
21,609	Mead Johnson Nutrition Co Class A		1,485,187
15,755	Medivation Inc (a)		726,463
113,635	PepsiCo Inc		7,539,682
8,155	Perrigo Co		793,481
102,436	Philip Morris International Inc		8,039,177
23,139	UnitedHealth Group Inc		1,172,685
24,847	Whole Foods Market Inc		1,728,854
48,547	Zimmer Holdings Inc (a)		2,593,381
			89,296,984

Energy — 11.53%
16,927	Core Laboratories NV		1,928,832
38,033	Devon Energy Corp		2,358,046
31,601	EOG Resources Inc		3,113,015
208,319	Exxon Mobil Corp		17,657,118
19,855	Hornbeck Offshore Services Inc (a)		615,902
39,354	Noble Energy Inc		3,714,624
55,117	Occidental Petroleum Corp		5,164,463
55,790	Oceaneering International Inc		2,573,593
142,488	Schlumberger Ltd		9,733,355
			46,858,948

Financial — 3.00%
60,398	American Express Co		2,848,974
8,270	AvalonBay Communities Inc REIT		1,080,062
16,209	BlackRock Inc Class A		2,889,092
67,294	Brown & Brown Inc		1,522,863
111,179	CBRE Group Inc Class A (a)		1,692,144
16,786	Simon Property Group Inc REIT		2,164,387
			12,197,522

Industrial — 12.72%
52,838	Agilent Technologies Inc (a)		1,845,631
24,551	Cummins Inc		2,160,979
43,442	Deere & Co		3,360,239
19,470	Gardner Denver Inc		1,500,358
49,961	Hexcel Corp (a)		1,209,556
101,673	Honeywell International Inc		5,525,927
27,251	Illinois Tool Works Inc		1,272,894
131,260	Jabil Circuit Inc		2,580,572
52,809	Joy Global Inc		3,959,091

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

Industrial — (continued)
19,576	Kirby Corp (a)	$1,288,884
21,541	Precision Castparts Corp	3,549,741
40,487	Rockwell Automation Inc	2,970,531
64,428	Textron Inc	1,191,274
22,434	Thermo Fisher Scientific Inc (a)	1,008,857
20,798	Trimble Navigation Ltd (a)	902,633
35,886	Union Pacific Corp	3,801,763
89,337	United Parcel Service Inc Class B	6,538,575
95,932	United Technologies Corp	7,011,670

		51,679,175

Technology — 20.75%
76,653	Accenture PLC Class A	4,080,239
60,091	Apple Inc (a)	24,336,855
68,708	Avago Technologies Ltd	1,982,913
70,975	Broadcom Corp Class A	2,083,826
25,041	Cerner Corp (a)	1,533,761
46,395	Check Point Software Technologies Ltd (a)	2,437,593
244,134	EMC Corp (a)	5,258,646
57,006	Fortinet Inc (a)	1,243,301
74,915	Hewlett-Packard Co	1,929,811
34,652	International Business Machines Corp	6,371,810
42,257	KLA-Tencor Corp	2,038,900
84,919	Linear Technology Corp	2,550,118
277,422	Microsoft Corp	7,201,875
51,805	NetApp Inc (a)	1,878,967
202,795	Oracle Corp	5,201,692
43,642	QLIK Technologies Inc (a)	1,056,136
111,993	QUALCOMM Inc	6,126,017
55,581	Red Hat Inc (a)	2,294,940

Shares		Value

Technology — (continued)
10,761	Salesforce.com Inc (a)	$1,091,811
113,205	Xilinx Inc	3,629,352

		84,328,563

TOTAL COMMON STOCK — 98.08% (Cost $384,174,872)		$398,520,327

Principal Amount

EXCHANGE TRADED FUNDS
50,382	iShares Russell 1000 Growth Index Fund
		2,911,576

TOTAL EXCHANGE TRADED FUNDS — 0.72% (Cost $2,896,782)		$2,911,576

SHORT TERM INVESTMENTS
3,000,000	Federal National Mortgage Association 0.01%, 01/23/2012	2,999,991

TOTAL SHORT TERM INVESTMENTS — 0.74% (Cost $2,999,991)		$2,999,991

TOTAL INVESTMENTS — 99.54% (Cost $390,071,645)		$404,431,894

OTHER ASSETS & LIABILITIES, NET — 0.46%		$1,862,524

TOTAL NET ASSETS — 100.00%		$406,294,418

(a)	Non-income producing security
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim American Century Growth Portfolio

ASSETS:
Investments in securities, market value(a)	$404,431,894
Cash	5,057,324
Dividends receivable	343,928
Subscriptions receivable	342,031
Receivable for investments sold	598,683

Total Assets	410,773,860

LIABILITIES:
Payable to investment adviser	345,732
Redemptions payable	1,766,718
Payable for investments purchased	2,366,992

Total Liabilities	4,479,442

NET ASSETS	$406,294,418

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,128,806
Paid-in capital in excess of par	398,311,456
Net unrealized appreciation on investments	14,360,249
Undistributed net investment income	2,544
Accumulated net realized loss on investments and futures contracts	(10,508,637)

TOTAL NET ASSETS	$406,294,418

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	41,288,055

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.84

(a) Cost of investments	$390,071,645

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended December 31, 2011 (a)

Maxim American Century Growth Portfolio

INVESTMENT INCOME:
Interest	$408
Dividends	2,977,322
Foreign withholding tax	(4,012)

Total Income	2,973,718

EXPENSES:
Management fees	1,907,404

Total Expenses	1,907,404

NET INVESTMENT INCOME	1,066,314

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(10,522,283)
Net realized gain on futures contracts	78
Change in net unrealized appreciation on investments	14,360,249

Net Realized and Unrealized Gain on Investments and Futures Contracts	3,838,044

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,904,358

(a) The Portfolio commenced operations on June 16, 2011.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended December 31, 2011

	000000000000	000000000000
Maxim American Century Growth Portfolio	2011(a)

OPERATIONS:
Net investment income	$1,066,314
Net realized loss on investments	(10,522,283)
Net realized gain on futures contracts	78
Change in net unrealized appreciation on investments	14,360,249

Net Increase in Net Assets Resulting from Operations	4,904,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,050,202)

Total Distributions	(1,050,202)

CAPITAL SHARE TRANSACTIONS:
Shares sold	459,380,748
Shares issued in reinvestment of distributions	1,050,202
Shares redeemed	(57,990,688)

Net Increase in Net Assets Resulting from Capital Share Transactions	402,440,262

Total Increase in Net Assets	406,294,418

NET ASSETS:
Beginning of period	0

End of period (b)	$406,294,418

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	47,115,687
Shares issued in reinvestment of distributions	107,383
Shares redeemed	(5,935,015)

Net Increase	41,288,055

(a) The Portfolio commenced operations on June 16, 2011.
(b) Including undistributed net investment income:	$2,544

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31,
	2011(a)
Maxim American Century Growth Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized loss	(0.16)

Total Loss From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.03)

Total Distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$9.84

TOTAL RETURN(b)	(1.34%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$406,294
Ratio of expenses to average net assets	1.00%	(d)
Ratio of net investment income to average net assets	0.56%	(d)
Portfolio turnover rate	55%	(c)

(a)	The Portfolio commenced operations on June 16, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim American Century Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on June 16, 2011. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$398,520,327	$—	$—	$398,520,327
Exchange Traded Funds	2,911,576	—	—	2,911,576
Short Term Investments	—	2,999,991	—	2,999,991

Total	$401,431,903	$2,999,991	$0	$404,431,894

Total Investments(a)	$401,431,903	$2,999,991	$0	$404,431,894

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on distributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with American Century Investment Management Inc. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $589,467,196 and $191,873,682, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $393,367,656. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $28,204,758 and gross depreciation of securities in which there was an excess of tax cost over value of $17,140,520 resulting in net appreciation of $11,064,238.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of December 31, 2011.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2011 were from ordinary income in the amount of $1,050,202.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,544
Undistributed capital gains	-

Net accumulated earnings	2,544

Net unrealized appreciation on investments	11,064,238
Capital loss carryforwards	(6,352,702)
Post-October losses	(859,924)

Tax composition of capital	$3,854,156

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the period ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $13,568 from undistributed net investment income to accumulated net realized loss on investments and futures contracts. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the period ended December 31, 2011, the Portfolio did not utilize any capital loss carryforwards and had available for federal income tax purposes unused capital loss carryforwards of $6,352,702.

7. TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2011, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim American Century Growth Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statements of operations and changes in net assets, and the financial highlights for the period from June 16, 2011 (inception) to December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim American Century Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations, the change in its net assets and the financial highlights for the period from June 16, 2011 (inception) to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer& Treasurer

Date:	February 28, 2012